Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Future Amortization Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Property, Plant And Equipment, Intangible Assets And Goodwill [Abstract]
2014	$ 261,982
2015	242,267
2016	222,056
2017	195,143
2018	$ 125,337